22 Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents
Note	22 | Cash and cash equivalents

	12.31.20	12.31.19
Cash and banks	1,638	218
Money market funds	2,724	340
Total cash and cash equivalents	4,362	558